Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUE
TOTAL REVENUE	$ 651,412	$ 560,692	$ 882,269	$ 893,272
COST OF REVENUE	462,516	427,457	552,826	645,008
GROSS PROFIT	188,896	133,235	329,443	248,264
OPERATING EXPENSES
General & Administrative	1,247,084	775,657	2,039,247	1,343,306
Total Operating Expenses	1,247,084	775,657	2,039,247	1,343,306
LOSS FROM OPERATIONS	(1,058,188)	(642,422)	(1,709,804)	(1,095,042)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)	(4)	(67)	167	(67)
Interest Income	6,693	97	7,309	135
Interest Expense	(13,479)	(45,191)	(26,312)	(227,323)
Total Other Income (Expense)	(6,790)	(45,161)	(18,836)	(227,255)
LOSS BEFORE INCOME TAXES	(1,064,978)	(687,583)	(1,728,640)	(1,322,297)
BENEFIT (PROVISION) FOR INCOME TAXES	78		(3,058)
NET LOSS	$ (1,064,900)	$ (687,583)	$ (1,731,698)	$ (1,322,297)	$ (2,998,644)
BASIC AND DILUTED LOSS PER SHARE	$ (0.09)	$ (0.08)	$ (0.16)	$ (0.16)
WEIGHTED AVERAGE SHARES	11,677,265	8,999,062	10,676,956	8,417,157
Previously Reported [Member]
REVENUE
TOTAL REVENUE					1,917,848	$ 1,484,235
COST OF REVENUE					1,085,593	991,558
GROSS PROFIT					832,255	492,677
OPERATING EXPENSES
General & Administrative					3,557,603	1,721,420
Total Operating Expenses					3,557,603	1,721,420
LOSS FROM OPERATIONS					(2,725,349)	(1,228,743)
OTHER INCOME (EXPENSE)
Miscellaneous Income (Expense)						24,282
Interest Income					354	914
Interest Expense					(273,649)	(398,756)
Total Other Income (Expense)					(273,295)	(373,560)
LOSS BEFORE INCOME TAXES					(2,998,644)	(1,602,303)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS					$ (2,998,644)	$ (1,602,303)
BASIC AND DILUTED LOSS PER SHARE					$ (0.04)	$ (0.03)
WEIGHTED AVERAGE SHARES					71,522,940	51,718,895
Equipment Sales [Member]
REVENUE
TOTAL REVENUE	$ 590,853	$ 475,000	$ 780,374	$ 779,105
Equipment Sales [Member] | Previously Reported [Member]
REVENUE
TOTAL REVENUE					$ 1,647,996	$ 1,151,027
Service Revenue [Member]
REVENUE
TOTAL REVENUE	60,559	84,682	101,895	112,980
Service Revenue [Member] | Previously Reported [Member]
REVENUE
TOTAL REVENUE					264,402	325,680
Other Revenue [Member]
REVENUE
TOTAL REVENUE		$ 1,010		$ 1,187
Other Revenue [Member] | Previously Reported [Member]
REVENUE
TOTAL REVENUE					$ 5,450	$ 7,528